BUSINESS COMBINATIONS - Acquisition of Ratio (Details) $ in Thousands		Feb. 18, 2020 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 15, 2019 USD ($)	Mar. 02, 2018 USD ($)	Feb. 28, 2017 employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503		$ 69,060	$ 97,300
Closing cash payment	[1]		$ 161,107	[2]	$ 84,643	$ 103,978
Ratio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Number of employees | employee									45
Total consideration paid net of cash and cash equivalents acquired								$ 9,529
Closing cash payment							$ 2,019
Payment for contingent consideration		$ 903

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.